Investment in Equity Affiliate (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Investment in Equity Affiliate

The changes in investment in equity affiliate are as follows:

	Year Ended December 31,
	2011	2012
Net balance as of January 1	$753	$511
Result from investment in equity affiliate	(242)	(511)

Net balance as of December 31	$511	$—